Other operating income	12 Months Ended
Dec. 31, 2025
Other operating income
Other operating income
18.	Other operating income

Other operating income consists of government grants, claims income and other miscellaneous income. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Claims income represents settlements received from insurance claims against suppliers who breached the contractual terms.

Other operating income is comprised of:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Government grants	495,078	635,673	704,602
Claims income	168,940	177,924	155,438
Others	137,542	101,611	195,803
Total other operating income	801,560	915,208	1,055,843